Litigation, regulatory and similar matters (Detail) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	$ 5,013	$ 6,144
Balance as of 31 March 2024	5,136
Increase in provisions recognized in the income statement	395
Release of provisions recognized in the income statement	(73)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	1,171
Provisions used in conformity with designated purpose	(1,605)
Foreign currency translation and other movements	(11)
Balance as of 30 June 2024	5,013
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	3,630	4,020
Balance as of 31 March 2024	3,920
Increase in provisions recognized in the income statement	37
Release of provisions recognized in the income statement	(41)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	1,171
Provisions used in conformity with designated purpose	(1,442)
Foreign currency translation and other movements	(15)
Balance as of 30 June 2024	3,630
Reclassification out of IFRS 3 acquisition-related contingent liabilities to IAS 37 Provisions related to litigation, regulatory and similar matters	944
Total IAS 37 provision related to the funding obligation	1,421
Fair value of a derivative liability accounted for to recognise a funding obligation	1,421
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	1,199	1,235
Balance as of 31 March 2024	1,201
Increase in provisions recognized in the income statement	28
Release of provisions recognized in the income statement	(11)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	(10)
Foreign currency translation and other movements	(8)
Balance as of 30 June 2024	1,199
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	152	157
Balance as of 31 March 2024	152
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	(1)
Balance as of 30 June 2024	152
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	2	15
Balance as of 31 March 2024	2
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	0
Balance as of 30 June 2024	2
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	280	294
Balance as of 31 March 2024	288
Increase in provisions recognized in the income statement	6
Release of provisions recognized in the income statement	(7)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	(5)
Foreign currency translation and other movements	(1)
Balance as of 30 June 2024	280
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	1,862	2,186
Balance as of 31 March 2024	2,142
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	(22)
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	1,171
Provisions used in conformity with designated purpose	(1,425)
Foreign currency translation and other movements	(4)
Balance as of 30 June 2024	1,862
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance as of 31 December 2023	135	$ 134
Balance as of 31 March 2024	134
Increase in provisions recognized in the income statement	3
Release of provisions recognized in the income statement	0
Reclassification of IFRS 3 contingent liabilities to IAS 37 Provisions	0
Provisions used in conformity with designated purpose	(1)
Foreign currency translation and other movements	0
Balance as of 30 June 2024	$ 135